CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 90,227	$ 103,266	$ 101,003
Operating expenses:
Cost of revenues	36,541	41,566	35,116
Sales and marketing	12,348	14,468	16,761
Technology and development	10,010	11,191	11,005
General and administrative	31,168	41,618	51,228
Restructuring and other exit costs	1,469	1,597
Total operating expenses	91,536	110,440	114,110
Operating income (loss)	(1,309)	(7,174)	(13,107)
Interest income	442	369	221
Interest expense			(11)
Other income, net	877	163	182
Income (loss) before income taxes	10	(6,642)	(12,715)
Provision for (benefit from) income taxes	799	(3,807)	36,431
Loss from continuing operations	(789)	(2,835)	(49,146)
Income (loss) from discontinued operations, net of tax	30,762	(2,594)	(39,129)
Net income (loss)	29,973	(5,429)	(88,275)
Income allocated to participating securities			(1,195)
Net income (loss) attributable to common stockholders	$ 29,973	$ (5,429)	$ (89,470)
Basic net income (loss) per common share:
Continuing operations (in dollars per share)	$ (0.05)	$ (0.20)	$ (3.80)
Discontinued operations (in dollars per share)	2.09	(0.18)	(2.95)
Basic net income (loss) per common share (in dollars per share)	$ 2.04	$ (0.38)	$ (6.75)
Shares used to calculate basic net income (loss) per common share	14,673	14,115	13,261
Diluted net income (loss) per common share:
Continuing operations (in dollars per share)	$ (0.05)	$ (0.20)	$ (3.80)
Discontinued operations (in dollars per share)	2.09	(0.18)	(2.95)
Diluted net income (loss) per common share (in dollars per share)	$ 2.04	$ (0.38)	$ (6.75)
Shares used to calculate diluted net income (loss) per common share	14,673	14,115	13,261
Dividends paid per common share (in dollars per share)			$ 2.25